CERTAIN TRANSACTIONS (Details) € in Billions, SFr in Billions		9 Months Ended
	Oct. 03, 2015 USD ($)	Sep. 30, 2017 CHF (SFr)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Noncash Or Part Noncash Acquisitions [Line Items]
Japanese Business Venture Minority Interest				$ 1,600,000,000
Total Equity Issuance Costs				200,000,000
Debt Issuance And Term Loan Facilities Related				100,000,000
Fda Priority Review Voucher					$ 150,000,000
Rimsa [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Gross Contractual Amount Receivable	$ 47,000,000
Receivable Not Expected To Be Collected	$ 3,000,000
IPR and D Impairment				43,000,000
Actavis [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Acquisition Cash Consideration				33,400,000,000
Net Debt Proceeds				20,300,000,000
Cash On Hand Consideration				8,100,000,000
Total Equity Issuance Costs				200,000,000
Gross Contractual Amount Receivable				3,319,000,000
Receivable Not Expected To Be Collected				109,000,000
Litigation Matters Assumed By Teva				607,000,000
Other Current Assets Related To Divestitures				$ 1,611,000,000
Shares Adjusted DiscountRate				5.80%
Net Proceeds From FTC Actavis Divest				$ 677,000,000
CapitalLossFromFTC Actavis Divest				52,000,000
Reassessment Of Carry Forward Losses				327,000,000
Reassessment To Uncertain Tax Positions				$ 297,000,000
Products Waiting For FDA Approval				250
Cash Consideration Working Capital True Up				$ 1,400,000,000
Actavis Therty Year Notes [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
The Effective average interest rate of the newly issued notes				2.32%
Actavis Debt Issuances Cur Dolar [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt				$ 15,000,000,000
Actavis Debt Issuances Cur Euro [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | €			€ 4
Actavis Debt Issuances Cur Chf [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | SFr		SFr 1
Actavis Debt Issuances Cur Total [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt				20,400,000,000
Anda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Cash Consideration				500,000,000
Consideration Adjustment				42,000,000
Other Treansactions [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Tramsaction Cost						$ 2,300,000,000
Non Cash Consideration						$ 1,800,000,000
Regeneron [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Research And Development Costs				1,000,000,000
Upfront Payment				250,000,000
Collaborative Agreement Milestone Payments				25,000,000
Celltrion [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Payment				160,000,000
Refundable Payment				60,000,000
Takeda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Purchases From				255,000,000
Otsuka [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Upfront Payment				50,000,000
First Traches [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Term Loan Facility				2,500,000,000
Second Traches [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Term Loan Facility				5,000,000,000
Brige Loan [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Term Loan Facility				$ 22,000,000,000